SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Total revenues	$ 629,428	$ 503,568	$ 446,103
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Total revenues	$ 313,559	$ 232,954	$ 218,915
Revenues (as a percent)	49.80%	46.30%	49.10%
North America
Segment reporting
Total revenues	$ 235,974	$ 171,553	$ 91,520
Revenues (as a percent)	37.50%	34.10%	20.50%
Other countries
Segment reporting
Total revenues	$ 79,895	$ 99,061	$ 135,668
Revenues (as a percent)	12.70%	19.60%	30.40%